CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Real estate properties:
Land	$ 627,108	$ 267,855
Buildings and improvements	2,348,613	1,620,905
Total real estate properties, gross	2,975,721	1,888,760
Accumulated depreciation	(341,848)	(296,804)
Total real estate properties, net	2,633,873	1,591,956
Assets of discontinued operations - Equity investment in Select Income REIT	467,499	487,708
Investment in unconsolidated joint ventures	50,202	0
Assets of property discontinued operations	0	12,541
Acquired real estate leases, net	351,872	124,848
Cash and cash equivalents	16,569	29,941
Restricted cash	3,111	530
Rents receivable, net	61,429	48,458
Deferred leasing costs, net	22,977	21,079
Other assets, net	96,033	68,005
Total assets	3,703,565	2,385,066
LIABILITIES AND SHAREHOLDERS’ EQUITY
Unsecured revolving credit facility	570,000	160,000
Unsecured term loans, net	547,852	547,171
Senior unsecured notes, net	944,140	646,844
Mortgage notes payable, net	183,100	27,837
Liabilities of property discontinued operations	0	45
Accounts payable and other liabilities	89,440	54,019
Due to related persons	4,859	3,520
Assumed real estate lease obligations, net	13,635	10,626
Total liabilities	2,353,026	1,450,062
Commitments and contingencies
Preferred units of limited partnership	20,496	0
Shareholders’ equity:
Common shares of beneficial interest, $.01 par value: 150,000,000 and 100,000,000 shares authorized, respectively, 99,145,921 and 71,177,906 shares issued and outstanding, respectively	991	712
Additional paid in capital	1,968,217	1,473,533
Cumulative net income	108,144	96,329
Cumulative other comprehensive income	60,427	26,957
Cumulative common distributions	(807,736)	(662,527)
Total shareholders’ equity	1,330,043	935,004
Total liabilities and shareholders’ equity	$ 3,703,565	$ 2,385,066